Annual Fund Operating Expenses - PIMCO CommoditiesPLUS Strategy Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
I-2
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%
I-3
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement	(0.28%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%
A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.19%
C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	2.17%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.94%

[1]	PIMCO has contractually agreed to waive the Fund’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.
[2]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.